Segment disclosure - Net Sales for New and Used Systems (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total net sales	€ 28,262.9	€ 27,558.5	€ 21,173.4
Net system sales
Segment Reporting Information [Line Items]
Total net sales	21,768.7	21,938.6	15,430.3
New systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	21,139.7	21,622.4	15,152.3
Used systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	€ 629.0	€ 316.2	€ 278.0